Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Income [Abstract]
Net Income	$ 111,763	$ 103,453	$ 87,118
Other comprehensive income (loss), net of tax
Net actuarial gain (loss)	(84,005)	(5,616)	(16,398)
Amortization of prior service credit			(1)
Amortization of transition obligation	537	538	538
Amortization of net loss	9,653	7,516	3,470
Regulatory adjustment	65,677	404	9,567
Net defined benefit pension plans	(8,138)	2,842	(2,824)
Forward-starting interest rate swaps:
Unrealized/realized gain (loss) (Notes 5 and 13)	(11,134)	(11,436)
Amounts reclassified into net income (Notes 5 and 13)	725	60
Net forward-starting interest rate swaps	(10,409)	(11,376)
Total other comprehensive income (loss), net of tax	(18,547)	(8,534)	(2,824)
Comprehensive income	93,216	94,919	84,294
Comprehensive income (loss) attributable to noncontrolling interest	(524)	(424)	(364)
Comprehensive income attributable to Southwest Gas Corporation	$ 93,740	$ 95,343	$ 84,658